Label	Element	Value
AMERICAN CENTURY CALIFORNIA TAX FREE & MUNICIPAL FUNDS | CALIFORNIA TAX-FREE MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ck0000717316_SupplementTextBlock

Summary Prospectus and Prospectus Supplement California Tax-Free Money Market Fund
Supplement dated October 2, 2023 ■ Summary Prospectus and Prospectus dated January 1, 2023

The following replaces the Principal Loss Risk in the Principal Risks section on page 2 of the summary prospectus and page 3 of the prospectus:
•Principal Loss Risk – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.